Commitments and Contingencies - Summary of Minimum Future Non-Cancelable Annual Operating Lease Obligations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 24,467
2019	20,872
2020	17,733
2021	14,189
2022	11,156
Thereafter	29,884
Total	$ 118,301